Retirement Benefits (Reconciliation Of Changes In Pension Plans' Projected Benefit Obligations, Fair Value Of Plan Assets And Funded Status) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at end of the year	$ 20.7	$ 18.2
Defined Benefit Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of the year	(323.7)	(295.1)	(270.3)
Service cost	(9.2)	(8.9)	(8.9)
Interest cost	(17.5)	(16.6)	(15.7)
Actuarial loss	(29.0)	(9.9)	(6.4)
Benefits Paid	7.8	6.8	6.2
Benefit obligation at end of the year	(371.6)	(323.7)	(295.1)
Actual return on plan assets	7.0	28.9	41.5
Employer contributions	58.0	6.0
Benefits paid and estimated expenses	(7.9)	(6.9)	(6.2)
Fair value of plan assets at beginning of the year	292.6	264.6	229.3
Fair value of plan assets at end of the year	349.7	292.6	264.6
Funded status at end of the year	$ (21.9)	$ (31.1)	$ (30.5)